UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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

High Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932423712
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848AS4
    Meeting Type:  Consent
    Meeting Date:  14-May-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DEBTORS  FOURTH AMENDED JOINT PLAN OF REORGANIZATION      Mgmt          For
       UNDER CHAPTER 11 OF THE BANKRUPTCY CODE DATED
       NOVEMBER 21, 2005.




--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932423712
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848BK0
    Meeting Type:  Consent
    Meeting Date:  14-May-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DEBTORS  FOURTH AMENDED JOINT PLAN OF REORGANIZATION      Mgmt          For
       UNDER CHAPTER 11 OF THE BANKRUPTCY CODE DATED
       NOVEMBER 21, 2005.




--------------------------------------------------------------------------------------------------------------------------
 CENTURY COMMUNICATIONS CORP.                                                                Agenda Number:  932423724
--------------------------------------------------------------------------------------------------------------------------
        Security:  156503AJ3
    Meeting Type:  Consent
    Meeting Date:  14-May-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DEBTORS  FOURTH AMENDED JOINT PLAN OF REORGANIZATION      Mgmt          No vote
       UNDER CHAPTER 11 OF THE BANKRUPTCY CODE DATED
       NOVEMBER 21, 2005.




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932402148
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071T402
    Meeting Type:  Special
    Meeting Date:  19-Oct-2005
          Ticker:  IWHD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL AND ADOPTION OF THE AGREEMENT AND            Mgmt          For                            For
       PLAN OF MERGER, DATED AS OF AUGUST 29, 2005,
       BY AND AMONG SPRINT NEXTEL CORPORATION, ITALY
       ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY
       OF  SPRINT NEXTEL CORPORATION, AND IWO, INCLUDING
       THE MERGER OF ITALY ACQUISITION CORP. WITH
       AND INTO IWO, WITH IWO SURVIVING THE MERGER,
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     IN THEIR DISCRETION TO ACT UPON ANY OTHER MATTERS         Mgmt          For                            For
       THAT MAY PROPERLY BE BROUGHT BEFORE THE SPECIAL
       MEETING AND AT ANY ADJOURNMENTS OR POSTPONEMENTS
       OF SUCH MEETING.




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932448574
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071TAE5
    Meeting Type:  Consent
    Meeting Date:  20-Mar-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PROPOSED AMENDMENTS                                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932448574
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071TAF2
    Meeting Type:  Consent
    Meeting Date:  20-Mar-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PROPOSED AMENDMENTS                                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 MIRANT CORPORATION                                                                          Agenda Number:  932481512
--------------------------------------------------------------------------------------------------------------------------
        Security:  60467R100
    Meeting Type:  Annual
    Meeting Date:  09-May-2006
          Ticker:  MIR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS W. CASON                                           Mgmt          For                            For
       A.D. (PETE) CORRELL                                       Mgmt          For                            For
       TERRY G. DALLAS                                           Mgmt          For                            For
       THOMAS H. JOHNSON                                         Mgmt          For                            For
       JOHN T. MILLER                                            Mgmt          For                            For
       EDWARD R. MULLER                                          Mgmt          For                            For
       ROBERT C. MURRAY                                          Mgmt          For                            For
       JOHN M. QUAIN                                             Mgmt          For                            For
       WILLIAM L. THACKER                                        Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       AUDITOR FOR 2006




--------------------------------------------------------------------------------------------------------------------------
 NEW SKIES SATELLITES HLDGS LTD                                                              Agenda Number:  932433939
--------------------------------------------------------------------------------------------------------------------------
        Security:  G64865101
    Meeting Type:  Special
    Meeting Date:  10-Feb-2006
          Ticker:  NSE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL AND ADOPTION OF (I) THE TRANSACTION              Mgmt          For                            For
       AGREEMENT AND PLAN OF AMALGAMATION BETWEEN
       NEW SKIES SATELLITES HOLDINGS LTD., AND SES
       HOLDINGS LIMITED, (II) THE AMALGAMATION AGREEMENT
       BETWEEN NEW SKIES SATELLITES HOLDINGS LTD.
       AND SES HOLDINGS LIMITED, AND (III) THE AMALGAMATION
       OF NEW SKIES SATELLITES HOLDINGS LTD. AND SES
       HOLDINGS LIMITED ON THE TERMS AND CONDITIONS.




--------------------------------------------------------------------------------------------------------------------------
 NRG ENERGY, INC.                                                                            Agenda Number:  932465455
--------------------------------------------------------------------------------------------------------------------------
        Security:  629377607
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2006
          Ticker:  NRGEP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       HOWARD E. COSGROVE                                        Mgmt          For                            For
       WILLIAM E. HANTKE                                         Mgmt          For                            For
       ANNE C. SCHAUMBURG                                        Mgmt          For                            For

02     AMENDMENT TO ARTICLE FOUR, SECTION 2, OF THE              Mgmt          Against                        Against
       AMENDED AND RESTATED CERTIFICATE OF INCORPORATION

03     AMENDMENT TO THE LONG-TERM INCENTIVE PLAN                 Mgmt          Against                        Against

04     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932395735
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  06-Oct-2005
          Ticker:  DJTE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALLACE B. ASKINS                                         Mgmt          For                            For
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS THE
       INDEPENDENT PUBLIC AUDITORS OF THE COMPANY
       FOR THE 2005 FISCAL YEAR.

03     ADOPTION OF THE TRUMP ENTERTAINMENT RESORTS,              Mgmt          For                            For
       INC. 2005 INCENTIVE AWARD PLAN. TO ADOPT THE
       TRUMP ENTERTAINMENT RESORTS, INC. 2005 INCENTIVE
       AWARD PLAN.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932465885
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2006
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CEZAR M. FROELICH                                         Mgmt          For                            For
       MICHAEL A. KRAMER                                         Mgmt          For                            For
       DON M. THOMAS                                             Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/25/2006